Common and Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2011
Class Of Stock Disclosures Abstract
Schedule of issued shares
(Shares in thousands)	2011	2010
Common: Par value $0.25
600,000 shares authorized
Outstanding - January 1	271,880	274,257
Issuance of Common Stock	15,200	-
Issued for stock option and other benefit plans	3,735	3,805
Repurchase of common stock	(5,282)	(6,182)
Outstanding - December 31	285,533	271,880
Treasury stock	80,612	79,066
Issued - December 31	366,145	350,946